Working capital - Inventories (Details) - GBP (£) £ in Millions	Jun. 30, 2021	Jun. 30, 2020
Summary Of Additional Information About Working Capital [Abstract]
Raw materials and consumables	£ 348	£ 363
Work in progress	60	48
Maturing inventories	4,668	4,562
Finished goods and goods for resale	969	799
Inventories	£ 6,045	£ 5,772